Share-Based Payments - Summary of Inputs Used in Measurement of Fair Value at Grant Date (Details)								1 Months Ended
	May 17, 2021 EUR (€) € / shares	May 17, 2021 EUR (€) $ / shares	May 12, 2021 EUR (€) € / shares	May 12, 2021 EUR (€) $ / shares	Dec. 01, 2019 EUR (€) € / shares	Oct. 10, 2019 EUR (€) € / shares	Nov. 15, 2018 EUR (€) € / shares	Feb. 29, 2020 EUR (€) € / shares	Feb. 29, 2020 EUR (€) $ / shares	May 31, 2019 EUR (€) € / shares	Apr. 03, 2019 EUR (€) € / shares
Management Board Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €	€ 91.66	€ 91.66	€ 115.64	€ 115.64				€ 10.83	€ 10.83
Weighted average share price (in euros per share)	€ 175.08		€ 164.34					€ 28.20
Exercise price (in euros per share) | (per share)	€ 164.96	€ 186.83	€ 163.54	€ 185.23				€ 28.32	€ 30.78
Expected volatility (%)	47.20%	47.20%	47.20%	47.20%				36.60%	36.60%
Expected life (years)	4.6	4.6	4.6	4.6				4.8	4.8
Risk-free interest rate (%)	1.50%	1.50%	1.50%	1.50%				1.60%	1.60%
Management Board Grant | Estimated allocation date 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €								€ 111.80	€ 111.80
Weighted average share price (in euros per share)								€ 227.62
Exercise price (in euros per share)								€ 229.00
Expected volatility (%)								43.70%	43.70%
Expected life (years)								5.8	5.8
Risk-free interest rate (%)								1.50%	1.50%
Management Board Grant | Estimated allocation date 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €								€ 98.77	€ 98.77
Weighted average share price (in euros per share)								€ 227.62
Exercise price (in euros per share)								€ 233.16
Expected volatility (%)								45.30%	45.30%
Expected life (years)								5.8	5.8
Risk-free interest rate (%)								1.50%	1.50%
Management Board Grant | Estimated allocation date 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €								€ 90.31	€ 90.31
Weighted average share price (in euros per share)								€ 227.62
Exercise price (in euros per share)								€ 235.52
Expected volatility (%)								41.00%	41.00%
Expected life (years)								5.8	5.8
Risk-free interest rate (%)								1.60%	1.60%
Management Board Grant | Estimated allocation date 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €								€ 90.20	€ 90.20
Weighted average share price (in euros per share)								€ 227.62
Exercise price (in euros per share)								€ 240.21
Expected volatility (%)								42.90%	42.90%
Expected life (years)								5.8	5.8
Risk-free interest rate (%)								1.60%	1.60%
Management Board Grant | Estimated allocation date 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €								€ 82.31	€ 82.31
Weighted average share price (in euros per share)								€ 227.62
Exercise price (in euros per share)								€ 246.18
Expected volatility (%)								43.60%	43.60%
Expected life (years)								5.8	5.8
Risk-free interest rate (%)								1.60%	1.60%
Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €						€ 5.63
Weighted average share price (in euros per share)						€ 13.60
Exercise price (in euros per share)						€ 13.60
Expected volatility (%)						41.40%
Expected life (years)						5.4
Risk-free interest rate (%)						1.50%
Employee Stock Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value | €					€ 9.49		€ 7.41			€ 7.04	€ 6.93
Weighted average share price (in euros per share)					€ 19.84		€ 14.40			€ 16.03	€ 15.72
Exercise price (in euros per share)					€ 15.82		€ 10.14			€ 15.39	€ 15.03
Expected volatility (%)					46.00%		46.00%			46.00%	46.00%
Expected life (years)					5.5		5.8			6.0	6.0
Risk-free interest rate (%)					0.10%		0.10%			0.10%	0.10%